CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 164,188	$ 35,972
Cash–restricted	2,293	3,713
Insurance subsidiary investments	99,951	96,295
Accounts receivable less allowance for loss of $52,855 – 2014 and $41,025 – 2013	944,219	916,529
Inventories	25,702	25,780
Deferred tax assets	82,391	37,920
Income taxes	8,575	$ 36,846
Interest deposit on senior unsecured notes due 2020 and 2023 held in escrow	23,438
Other	39,305	$ 43,673
Current assets	1,390,062	1,196,728
Property and equipment, at cost:
Land	84,975	82,444
Buildings	1,013,146	984,134
Equipment	853,382	815,670
Construction in progress	26,650	24,118
Property, Plant and Equipment, Gross, Total	1,978,153	1,906,366
Accumulated depreciation	(1,076,049)	(979,791)
Property and equipment, net	902,104	926,575
Goodwill	997,597	992,102
Intangible assets less accumulated amortization of $68,043 – 2014 and $52,211 – 2013	400,700	423,303
Assets held for sale	3,475	20,978
Insurance subsidiary investments	166,045	149,094
Deferred tax assets	11,174	$ 17,043
Proceeds from senior unsecured notes due 2020 and 2023 held in escrow	1,350,000
Acquisition deposit	195,000
Other	236,807	$ 220,046
Total assets	5,652,964	3,945,869
Current liabilities:
Accounts payable	175,725	181,772
Salaries, wages and other compensation	358,857	361,192
Due to third party payors	43,957	33,747
Professional liability risks	64,137	60,993
Other accrued liabilities	189,980	146,495
Long-term debt due within one year	24,607	8,222
Current liabilities	857,263	$ 792,421
Long-term debt – senior unsecured notes due 2020 and 2023	1,350,000
Long-term debt – other	1,502,531	$ 1,579,391
Professional liability risks	243,614	246,230
Deferred credits and other liabilities	$ 213,584	$ 206,611
Commitments and contingencies (Note 14)
Stockholders’ equity:
Preferred stock, $0.25 par value; authorized 1,000 shares; none issued and outstanding
Common stock, $0.25 par value; authorized 175,000 shares; issued 69,977 shares – 2014 and 54,165 shares – 2013	$ 17,494	$ 13,541
Capital in excess of par value	1,586,692	1,146,193
Accumulated other comprehensive loss	(2,551)	(252)
Accumulated deficit	(159,768)	(76,825)
Stockholders' equity	1,441,867	1,082,657
Noncontrolling interests	44,105	38,559
Total equity	1,485,972	1,121,216
Total liabilities and equity	$ 5,652,964	$ 3,945,869